Commitments and contingencies (Tables)	3 Months Ended
Mar. 31, 2016
Commitments and contingencies
Schedule of future minimum commitments under facility operating leases

As of March 31, 2016, future minimum commitments under facility operating leases were as follows (in thousands):

Operating
leases

2016	$219
2017	311
2018	319
2019	184
Total minimum lease payments	$1,033